FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		$ 181,247	[1]	$ 189,543	[2]
Gross unrealized gains		535		1,459
Gross Unrealized losses		(12,794)		(1,710)
Estimated fair value		168,988		189,292
Accrued interest		706		776
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		158,089	[1]	161,491	[2]
Gross unrealized gains		535		1,453
Gross Unrealized losses		(11,656)		(1,311)
Estimated fair value		146,968		161,633
Government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		22,686	[1]	27,332	[2]
Gross unrealized gains		0		1
Gross Unrealized losses		(1,130)		(399)
Estimated fair value		21,556		26,934
Municipal Bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		472	[1]	472	[2]
Gross unrealized gains		0		0
Gross Unrealized losses		(8)		0
Estimated fair value		$ 464		472
Certificate of deposit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	[2]			248
Gross unrealized gains				5
Gross Unrealized losses				0
Estimated fair value				$ 253

[1]	Excluding accrued interest of $706.
[2]	Excluding accrued interest of $776.